Equity - Other comprehensive income, items that may be reclassified to profit or loss – Hedges of net investments in foreign operations and exchange differences (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Equity [abstract]
Increase (decrease) in goodwill due to exchange differences and other items	€ (335)